Consolidated and Combined Carve-Out Statements of Changes in Partners' Capital/Owners' Equity (Parenthetical) (Common Units [Member], USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
Dec. 31, 2013
Common Units [Member]
Common units issued	8,567,500
Common units issued pursuant to the exercise of under writers option	1,117,500
Underwriting discount	$ 11,605